FAIR VALUE MEASUREMENTS (Details) - USD ($)	6 Months Ended	12 Months Ended
	Aug. 31, 2016	Feb. 29, 2016
Fair value of Level 3 derivative warrant liability, beginning of period	$ 234,461	$ 273,000
Additions		311,057
Change in fair value:		(349,596)
Fair value at end of period		234,461
Promissory Note
Fair value of Level 3 derivative warrant liability, beginning of period	339,979	0
Additions	0	331,546
Change in fair value:	(265,438)	8,433
Fair value at end of period	74,541	339,979
OID Note
Fair value of Level 3 derivative warrant liability, beginning of period	136,423	0
Additions	138,082	134,841
Change in fair value:	(191,430)	1,582
Fair value at end of period	83,075	136,423
Warrants [Member]
Fair value of Level 3 derivative warrant liability, beginning of period	188,351	0
Additions	15,225	311,057
Change in fair value:	(49,874)	(122,706)
Fair value at end of period	153,702	188,351
Total
Fair value of Level 3 derivative warrant liability, beginning of period	476,402	0
Additions		466,387
Change in fair value:		10,015
Fair value at end of period		476,402
Derivative Warrant Liability
Fair value of Level 3 derivative warrant liability, beginning of period	234,461
Additions	54,059
Change in fair value:	(61,749)
Fair value at end of period	226,771	234,461
Put Exchange Feature Liability
Fair value of Level 3 derivative warrant liability, beginning of period	476,402
Additions	138,082
Change in fair value:	(456,858)
Fair value at end of period	157,616	476,402
Additional Unit Private Placement Warrants
Fair value of Level 3 derivative warrant liability, beginning of period	0
Additions	38,834
Change in fair value:	0
Fair value at end of period	38,834	0
Series B Preferred Stock [Member] | Warrants [Member]
Fair value of Level 3 derivative warrant liability, beginning of period	46,110	273,000
Additions	0	0
Change in fair value:	(11,875)	(226,890)
Fair value at end of period	$ 34,235	$ 46,110